Filed pursuant to Rule 497(e)

File Nos. 033-43089 and 811-06431

AMG FUNDS II

AMG Managers Amundi Short Duration Government Fund

AMG Managers Amundi Intermediate Government Fund

Supplement dated September 20, 2018 to the Prospectus, dated May 1, 2018, as revised May 8, 2018, and Statement of Additional Information, dated May 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Amundi Short Duration Government Fund and AMG Managers Amundi Intermediate Government Fund, each a series of AMG Funds II (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and revised as noted above.

Effective immediately, Daniel R. Adler and Timothy J. Cunneen no longer serve as portfolio managers of the Funds, and Douglas T. Breeden, Ph.D., Rob Aufdenspring, and Stephen Bernhardt are designated as portfolio managers of the Funds. Messrs. Breeden, Aufdenspring and Bernhardt serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Funds. Accordingly, all references to and information relating to Messrs. Adler and Cunneen in the Prospectus and SAI are hereby deleted and all references to the portfolio managers of the Funds shall refer to Messrs. Breeden, Aufdenspring and Bernhardt.

In addition, effective immediately, the Prospectus is hereby revised as follows:

The section under “Summary of the Funds – AMG Managers Amundi Short Duration Government Fund” titled “Portfolio Management – Portfolio Managers” on page 5 is hereby deleted and replaced with the following:

Portfolio Managers

Douglas T. Breeden, Ph.D.

Managing Director, Director of Securitized Assets and Portfolio Manager of APIAM;

Portfolio Manager of the Fund since 2018.

Robert W. Aufdenspring, CFA

Vice President and Portfolio Manager of APIAM;

Portfolio Manager of the Fund since 2018.

Stephen C. Bernhardt

Vice President and Portfolio Manager of APIAM;

Portfolio Manager of the Fund since 2018.

The section under “Summary of the Funds – AMG Managers Amundi Intermediate Government Fund” titled “Portfolio Management – Portfolio Managers” on page 8 is hereby deleted and replaced with the following:

Portfolio Managers

Douglas T. Breeden, Ph.D.

Managing Director, Director of Securitized Assets and Portfolio Manager of APIAM;

Portfolio Manager of the Fund since 2018.

Robert W. Aufdenspring, CFA

Vice President and Portfolio Manager of APIAM;

Portfolio Manager of the Fund since 2018.

Stephen C. Bernhardt

Vice President and Portfolio Manager of APIAM;

Portfolio Manager of the Fund since 2018.

The second paragraph of the section under “Additional Information About the Funds – Fund Management” titled “AMG Managers Amundi Short Duration Government Fund AMG Managers Amundi Intermediate Government Fund” on page 16 is hereby deleted and replaced with the following:

Douglas T. Breeden, Ph.D., Robert W. Aufdenspring, CFA and Stephen C. Bernhardt serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Funds. Dr. Breeden currently serves as Managing Director, Director of Securitized Assets and Portfolio Manager of APIAM and has served in these roles since September 2018. Previously, he was a Senior Research Consultant at APIAM from April 2012 through September 2018. He is a co-founder of the former Smith Breeden Associates, Inc., whose successor firm, Amundi Smith Breeden LLC, merged with and into APIAM on January 1, 2018. Dr. Breeden is also the William W. Priest Professor of Finance and former Dean of Duke University’s Fuqua School of Business. He holds a Ph.D. in Finance from Stanford University and an S.B. from the Massachusetts Institute of Technology (MIT). Mr. Aufdenspring, CFA, currently serves as Vice President and Portfolio Manager at APIAM and has served in these roles since 2006. He joined APIAM in 1999 as a Research Analyst focusing on securitized assets, including RMBS and CMBS, as well as financial TVE (time-varying elasticity) and OAS (option-adjusted spread) models. Mr. Aufdenspring holds a MS in Computational Finance from Carnegie Mellon University and a BS in Applied Physics from the Georgia Institute of Technology. He is also a CFA charterholder. Mr. Bernhardt currently serves as Vice President and Portfolio Manager at APIAM and has served in these roles since joining APIAM in 2003. He has been involved in securitized credit investing for 34 years. Mr. Bernhardt holds a BA from Brown University.

In addition, effective immediately, the SAI is hereby revised as follows:

The section “Management of the Funds – Portfolio Managers of the Funds – AMG Managers Amundi Short Duration Government Fund and AMG Managers Amundi Intermediate Government Fund – Amundi Pioneer Institutional Asset Management, Inc. (“APIAM”) – Other Accounts Managed by the Portfolio Managers” on page 70 will be deleted and replaced with the following information, which is as of September 19, 2018:

Portfolio Manager: Douglas T. Breeden, Ph.D.

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	2	$114	None	$0
Other Accounts	15	$3,504	3	$1,074

Portfolio Manager: Robert W. Aufdenspring, CFA

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	2	$114	None	$0
Other Accounts	15	$3,504	3	$1,074

Portfolio Manager: Stephen C. Bernhardt

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	2	$114	None	$0
Other Accounts	15	$3,504	3	$1,074

The section “Management of the Funds – Portfolio Managers of the Funds – AMG Managers Amundi Short Duration Government Fund and AMG Managers Amundi Intermediate Government Fund – Amundi Pioneer Institutional Asset Management, Inc. (“APIAM”) – Portfolio Managers’ Ownership of Fund Shares” on page 73 will be deleted and replaced with the following information, which is as of September 19, 2018:

Portfolio Managers’ Ownership of Fund Shares

Short Duration Fund

Dr. Breeden: None

Mr. Aufdenspring: None

Mr. Bernhardt: None

Intermediate Government Fund

Dr. Breeden: None

Mr. Aufdenspring: None

Mr. Bernhardt: None

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE